TRANSACTIONS WITH PARTIES-IN-INTEREST (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Percent of net assets invested in the employer common stock	3.00%	4.00%